Earnings per Share (Details) - Schedule of earnings per share	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Earnings per Share (Details) - Schedule of earnings per share [Line Items]
Basic earnings per share		$ (0.03)
Diluted earnings per share		$ (0.03)
Earnings Per Share [Member]
Earnings per Share (Details) - Schedule of earnings per share [Line Items]
Basic earnings per share	$ (0.05)		$ (0.91)	$ (1.08)
Diluted earnings per share	$ (0.05)		$ (0.91)	$ (1.08)